LEASES - Future minimum payments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
LEASES
2027	$ 79,731
2028	72,398
2029	73,413
2030	73,413
2031	21,314
Total	320,269
Less: imputed interest	(25,567)
Total operating lease liabilities	$ 294,702	$ 160,645